CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Capital Stock [Member]	Contributed Surplus [Member]	Deficit [Member]	AOCL [Member]	Non-Controlling Interest [Member]
Balance at Feb. 28, 2010	$ 138,846	$ 179,174	$ 1,561	$ (32,271)	$ (9,618)
Balance, shares at Feb. 28, 2010	36,934,917	36,934,917
Stock-based compensation	1,389		1,389
Exercise of stock options	841	1,126	(285)
Exercise of stock options, shares		311,254
Share repurchase	(10,738)	(9,035)		(1,703)
Share repurchase, shares		(1,865,549)
Other	282	305	(23)
Other, shares		41,271
Net Earnings (Loss)	2,007			2,007
Balance at Feb. 28, 2011	132,627	171,570	2,642	(31,967)	(9,618)
Balance, shares at Feb. 28, 2011	35,421,893	35,421,893
Stock-based compensation	1,914		1,914
Exercise of stock options	311	452	(141)
Exercise of stock options, shares	113,940	113,940
Stock option benefit	189		189
Other	244	242	2
Other, shares		50,373
Other comprehensive loss	(79)				(40)	(39)
Initial formation contribution by non-controlling interest in DW-HFCL	555					555
Net Earnings (Loss)	(33,696)			(33,481)		(215)
Balance at Feb. 29, 2012	102,065	172,264	4,606	(65,448)	(9,658)	301
Balance, shares at Feb. 29, 2012	35,586,206	35,586,206
Stock-based compensation	1,487		1,487
Exercise of stock options	49	108	(59)
Exercise of stock options, shares	24,047	24,047
Settlement of contingent consideration	1,758	1,758
Settlement of contingent consideration, shares		400,983
Issued in connection with business acquisition	5,180	5,180
Issued in connection with business acquisition, shares		2,000,978
Other	132	119	13
Other, shares		36,083
Other comprehensive loss	(54)				(27)	(27)
Net Earnings (Loss)	(55,007)			(54,749)		(258)
Balance at Feb. 28, 2013	$ 55,610	$ 179,429	$ 6,047	$ (120,197)	$ (9,685)	$ 16
Balance, shares at Feb. 28, 2013	38,048,297	38,048,297